LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

February 23, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mr. Jeffrey Foor

Re:	Lazard Retirement Series, Inc. (the “Fund”)
Registration Statement on Form N-1A
(Registration Nos: 811-08071; 33-22309)

Ladies and Gentlemen:

The undersigned hereby requests that the effective date for Post-Effective Amendment No. 43 to the above-referenced Registration Statement be accelerated so that it will become effective as soon as it may be practicable on Monday, April 16, 2012.

Very truly yours,

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Tamar Goldstein

Tamar Goldstein
Assistant Secretary

LAZARD ASSET MANAGEMENT SECURITIES LLC
30 Rockefeller Plaza
New York, New York 10112

February 23, 2012

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Mr. Jeffrey Foor

Re:	Lazard Retirement Series, Inc. (the “Fund”)
Registration Statement on Form N-1A
(Registration Nos: 811-08071; 33-22309)

As principal underwriter of the Fund, we hereby join the Fund in requesting that the effective date for Post-Effective Amendment No. 43 to the Fund’s Registration Statement on Form N-1A be accelerated so that it will become effective as soon as it may be practicable on April 16, 2012.

Very truly yours,

LAZARD ASSET MANAGEMENT SECURITIES LLC

By:	/s/ Brian D. Simon

Name:	Brian D. Simon
Title:	Chief Compliance Officer